Common and Preferred Shares - Schedule of Preferred Shares (Detail) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Nov. 25, 2019	Oct. 31, 2019	Oct. 31, 2018
Disclosure of classes of share capital [line items]
Initial dividend payment date	Jan. 29, 2020
Series 22 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares			9,376,944
Amount			$ 234
Dividends declared per share		$ 0.239375	$ 0.957500
Conversion feature		Series 23	Series 23
Initial dividend		$ 0.239375
Series 23 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares			2,623,056
Amount			$ 66
Dividends declared per share		$ 0.215885	$ 0.736967
Conversion feature		Series 22	Series 22
Initial dividend		$ 0.215885
Series 30 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares		6,142,738	6,142,738
Amount		$ 154	$ 154
Dividends declared per share		$ 0.455000	$ 0.455000
Conversion feature		Series 31	Series 31
Series 31 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares		4,457,262	4,457,262
Amount		$ 111	$ 111
Dividends declared per share		$ 0.657072	$ 0.516968
Conversion feature		Series 30	Series 30
Series 32 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares		11,161,422	11,161,422
Amount		$ 279	$ 279
Dividends declared per share		$ 0.515752	$ 0.515752
Conversion feature		Series 33	Series 33
Series 33 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares		5,184,345	5,184,345
Amount		$ 130	$ 130
Dividends declared per share		$ 0.742073	$ 0.601968
Conversion feature		Series 32	Series 32
Series 34 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares		14,000,000	14,000,000
Amount		$ 350	$ 350
Dividends declared per share		$ 1.375000	$ 1.375000
Conversion feature		Series 35	Series 35
Series 36 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares		20,000,000	20,000,000
Amount		$ 500	$ 500
Dividends declared per share		$ 1.375000	$ 1.375000
Conversion feature		Series 37	Series 37
Series 38 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares		20,000,000	20,000,000
Amount		$ 500	$ 500
Dividends declared per share		$ 1.212500	$ 1.212500
Conversion feature		Series 39	Series 39
Series 40 preferred stock [member]
Disclosure of classes of share capital [line items]
Number of shares		12,000,000	12,000,000
Amount		$ 300	$ 300
Dividends declared per share		$ 1.271475
Conversion feature		Series 41	Series 41
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares		92,945,767	104,945,767
Amount		$ 2,324	$ 2,624
Series 22 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date		Sep. 09, 2008
Issue price		$ 25.00
Initial dividend		$ 0.482900
Initial dividend payment date		Jan. 28, 2009
Redemption date		January 28, 2019
Redemption price		$ 25.00
Series 23 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date		Jan. 26, 2014
Issue price		$ 25.00
Initial dividend		$ 0.173875
Initial dividend payment date		Apr. 28, 2014
Redemption price		$ 25.00
Series 23 non-cumulative preferred shares1 [member]
Disclosure of classes of share capital [line items]
Redemption date		January 28, 2019
Series 30 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date		Apr. 12, 2010
Issue price		$ 25.00
Initial dividend		$ 0.282200
Initial dividend payment date		Jul. 28, 2010
Rate reset spread		1.00%
Redemption date		April 26, 2020
Redemption price		$ 25.00
Series 31 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date		Apr. 26, 2015
Issue price		$ 25.00
Initial dividend		$ 0.095500
Initial dividend payment date		Jul. 29, 2015
Rate reset spread		1.00%
Redemption date		April 26, 2015
Redemption price		$ 25.50
Series 31 non cumulative preferred shares1 [member]
Disclosure of classes of share capital [line items]
Redemption date		April 26, 2020
Series 32 Non-cumulative preferred shares issued on February one two thousand eleven [member]
Disclosure of classes of share capital [line items]
First issue date		Feb. 28, 2011
Issue price		$ 25.00
Initial dividend		$ 0.215410
Initial dividend payment date		Apr. 27, 2011
Rate reset spread		1.34%
Redemption date		February 2, 2021
Redemption price		$ 25.00
Series 33 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date		Feb. 02, 2016
Issue price		$ 25.00
Initial dividend		$ 0.105690
Initial dividend payment date		Apr. 27, 2016
Rate reset spread		1.34%
Redemption price		$ 25.50
Series 33 non-cumulative preferred shares [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Redemption date		February 2, 2016
Series 33 non cumulative preferred shares1 [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Redemption date		February 2, 2021
Series 34 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date		Dec. 17, 2015
Issue price		$ 25.00
Initial dividend		$ 0.497300
Initial dividend payment date		Apr. 27, 2016
Rate reset spread		4.51%
Redemption date		April 26, 2021
Redemption price		$ 25.00
Series 36 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date		Mar. 14, 2016
Issue price		$ 25.00
Initial dividend		$ 0.508600
Initial dividend payment date		Jul. 27, 2016
Rate reset spread		4.72%
Redemption date		July 26, 2021
Redemption price		$ 25.00
Series 38 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date		Sep. 16, 2016
Issue price		$ 25.00
Initial dividend		$ 0.441800
Initial dividend payment date		Jan. 27, 2017
Rate reset spread		4.19%
Redemption date		January 27, 2022
Redemption price		$ 25.00
Series 40 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date		Oct. 12, 2018
Issue price		$ 25.00
Initial dividend		$ 0.362100
Initial dividend payment date		Jan. 29, 2019
Rate reset spread		2.43%
Redemption date		January 27, 2024
Redemption price		$ 25.00